Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
May 31, 2024
SOF-NPRT1-0724
1.802189.120
Common Stocks - 96.9%
	Shares	Value ($)
Entertainment - 0.3%
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	227,500	30,230,200
Financial Services - 5.4%
Transaction & Payment Processing Services - 5.4%
Adyen BV (a)(b)	30,300	39,292,577
Block, Inc. Class A (a)	2,117,227	135,671,906
MasterCard, Inc. Class A	298,000	133,226,860
Toast, Inc. (a)	5,190,437	125,764,289
Visa, Inc. Class A	491,720	133,974,031
		567,929,663
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Doximity, Inc. (a)	180,621	5,008,620
Interactive Media & Services - 4.5%
Interactive Media & Services - 4.5%
Alphabet, Inc. Class A	1,717,600	296,286,000
Meta Platforms, Inc. Class A	187,100	87,343,893
Zoominfo Technologies, Inc. (a)	6,970,900	85,602,652
		469,232,545
IT Services - 14.0%
Internet Services & Infrastructure - 7.5%
Cloudflare, Inc. (a)	1,699,549	115,042,472
MongoDB, Inc. Class A (a)	558,100	131,745,086
Okta, Inc. (a)	1,888,991	167,515,722
Shopify, Inc. Class A (a)	676,000	39,985,400
Snowflake, Inc. (a)	1,237,300	168,495,514
Twilio, Inc. Class A (a)	2,801,829	160,824,985
		783,609,179
IT Consulting & Other Services - 6.5%
Accenture PLC Class A	736,400	207,878,356
Capgemini SA	723,900	146,663,667
Cognizant Technology Solutions Corp. Class A	3,035,600	200,804,940
EPAM Systems, Inc. (a)	701,225	124,768,964
		680,115,927
TOTAL IT SERVICES		1,463,725,106
Professional Services - 1.4%
Data Processing & Outsourced Services - 0.6%
ExlService Holdings, Inc. (a)	2,246,200	67,071,532
Human Resource & Employment Services - 0.8%
Dayforce, Inc. (a)(c)	914,842	45,248,085
Paycom Software, Inc.	248,800	36,155,616
		81,403,701
TOTAL PROFESSIONAL SERVICES		148,475,233
Software - 71.2%
Application Software - 37.7%
Adobe, Inc. (a)	1,483,200	659,668,032
Amplitude, Inc. Class A, (a)	7,544,750	67,299,170
Atlassian Corp. PLC Class A, (a)	1,307,350	205,070,921
Autodesk, Inc. (a)	1,229,600	247,887,360
Bill Holdings, Inc. (a)	2,211,900	115,129,395
BlackLine, Inc. (a)	2,330,900	111,230,548
Confluent, Inc. (a)	5,075,985	131,823,330
Constellation Software, Inc.	20,100	55,908,512
Constellation Software, Inc. warrants 3/31/40 (a)(d)	25,200	2
Datadog, Inc. Class A (a)	1,205,032	132,770,426
Dynatrace, Inc. (a)	1,642,500	75,111,525
Elastic NV (a)	1,433,159	149,120,194
Everbridge, Inc. (a)(e)	2,082,700	72,394,652
Five9, Inc. (a)	2,815,455	131,650,676
HubSpot, Inc. (a)	374,700	228,960,435
Intuit, Inc.	308,958	178,095,750
PTC, Inc. (a)	620,389	109,337,357
RingCentral, Inc. (a)	1,739,825	59,502,015
Salesforce, Inc.	2,993,084	701,698,613
Unity Software, Inc. (a)(c)	5,256,585	96,037,808
Workday, Inc. Class A (a)	1,234,600	261,056,170
Workiva, Inc. (a)	1,796,042	138,241,353
Zoom Video Communications, Inc. Class A (a)	520,600	31,933,604
		3,959,927,848
Systems Software - 33.5%
Crowdstrike Holdings, Inc. (a)	269,486	84,529,674
Gen Digital, Inc.	6,429,318	159,639,966
Microsoft Corp.	6,205,602	2,576,131,558
Oracle Corp.	2,340,827	274,321,516
Palo Alto Networks, Inc. (a)	920,200	271,376,182
Rubrik, Inc.	15,900	484,632
Tenable Holdings, Inc. (a)	3,410,928	143,907,052
		3,510,390,580
TOTAL SOFTWARE		7,470,318,428
TOTAL COMMON STOCKS (Cost $5,392,161,362)		10,154,919,795

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	229,072,002	229,117,816
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	98,210,029	98,219,850
TOTAL MONEY MARKET FUNDS (Cost $327,337,666)		327,337,666

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,719,499,028)	10,482,257,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,913,273
NET ASSETS - 100.0%	10,486,170,734

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,292,577 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Affiliated company
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	480,172,960	163,916,671	414,973,332	3,580,400	1,517	-	229,117,816	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	143,218,575	209,299,855	254,298,580	21,226	-	-	98,219,850	0.4%
Total	623,391,535	373,216,526	669,271,912	3,601,626	1,517	-	327,337,666

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Everbridge, Inc.	58,877,929	-	-	-	-	13,516,723	72,394,652
Total	58,877,929	-	-	-	-	13,516,723	72,394,652

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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